united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4221 North 203rd Street, Ste 100, Elkhorn, Nebraska 68022

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 4/30/21

Item 1. Reports to Stockholders.

TOEWS TACTICAL INCOME FUND
TOEWS HEDGED OCEANA FUND
(formerly Toews Tactical Oceana Fund)
TOEWS HEDGED U.S. FUND
(formerly Toews Tactical Monument Fund)
TOEWS HEDGED U.S. OPPORTUNITY FUND
(formerly Toews Tactical Opportunity Fund)
TOEWS UNCONSTRAINED INCOME FUND
TOEWS TACTICAL DEFENSIVE ALPHA FUND

Annual Report
April 30, 2021

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent, severe losses during bear market cycles. As a consequence, risk abatement strategies are desirable for investors who have a limited ability to tolerate losses. The objectives of our strategies are to provide investors with access to financial markets while seeking to reduce the risk of significant loss.

Our Strategy and Fund Performance

Our investment strategies enter and exit markets based on asset class price movements. When our system indicates that prices are rising, asset classes remain fully invested, and we attempt to participate in the movement of the target asset class of each Fund (defined in Notes) . At every point during a rising market, our system maintains an exit point at some percentage below the market. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of the increase of the target asset price level.

Once our system exits a market for a certain asset class, the respective Fund remains out of that asset class as long as it is declining. Just as our hedging point slowly increases during rising markets, our point of re -entry adjusts lower as markets move lower. The greater the decline, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

To take positions in stocks, we frequently employ the use of equity index futures contracts. Futures contracts tend to track their respective market indices efficiently. Due to arbitrage and other factors, there is no material impact on a Fund’s performance, either positive or negative, from the use of futures contracts versus holding individual equities and/or ETFs. Additionally, some Funds may use options contracts to hedge against swift and deep drops in the equity markets. In rising markets, the options contracts are expected to lose some value and lower a Fund’s performance.

Each exit out of the market creates a possible market underperformance event. If the system becomes completely defensive and the market reverses over the short term, the market re-entry point can be higher than the exit level. This can happen several days or several weeks after a defensive posture is implemented. The greater the number of incidents of moving in/out of a market during a period of time, the more vulnerable the system is to under-performance. In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system that can be realized if the Funds underperform their respective benchmarks. Ideal investors for the Funds are those for whom risk management is paramount.

Generally, relative performance of the Funds improves when markets decline, as was seen briefly during Q4 2018 and Q1 of 2020. During both of these periods of decline, including the most recent Coronavirus-related market volatility, the majority of the Funds were effective at reducing drawdowns because they were in a defensive posture for a significant period of time. As a result of Toews’ strategies becoming defensive during market declines, many of the Funds have outperformed their benchmark returns.

During the previous six months ended on April 30, 2021, Toews Hedged U.S. Fund (fka Toews Tactical Monument Fund) (THLGX), Toews Hedged U.S. Opportunity Fund (fka Toews Tactical Opportunity Fund) (THSMX), Toews Tactical Oceana Fund (THIDX), and Toews Tactical Income Fund (THHYX) underperformed their respective benchmarks. The underperformance in THSMX, and THLGX can be mostly be attributed to the Funds’ trading strategies which experienced two “whipsaw” trades where the funds exited their targeted allocations and the benchmarks rose between 2% and 4.5% while the funds remained on the sidelines. The underperformance in Toews Tactical Income Fund, in part, to the multiple short-term exits and re-entries in late 2020 and early 2021. The underperformance in Toews Tactical Oceana Fund can be attributed to the period in early November 2020 where the fund was in a defensive position while the benchmark rose over 12% in a few days. The Funds’ strategies of exiting asset classes and re-entering based on a signal can, at times, produce underperformance. However, in other markets, these same strategies may outperform their benchmarks.

Toews Unconstrained Income Fund (TUIFX) outperformed its benchmark during the period by over 3%, the biggest contributing factor was the performance of fund’s tactical allocation to aggregate bonds and TIPS where the avoided losses as the index declined over 1.5%.

Year Performance as of 04-30-2021

Fund	Net Assets	Fund Return*	Benchmark Return	Benchmark
Toews Tactical Income Fund	$686,462,614	8.90%	19.94%	ICE BofAML High Yield U.S. Corporates, Cash Pay
Toews Tactical Oceana Fund	$56,888,579	18.66%	39.88%	MSCI EAFE Net
Toews Hedged U.S. Fund (fka Toews Tactical Monument Fund	$149,040,138	26.96%	45.98%	S&P 500 TR
Toews Hedged U.S. Opportunity Fund (fka Toews Tactical Opportunity Fund)	$97,971,922	43.82%	72.55% 67.90%	Morningstar US Small Cap TR S&P 400 TR
Toews Unconstrained Income Fund	$65,699,616	5.27%	-0.27%	Bloomberg Barclays U.S. Aggregate Bond Index
Toews Tactical Defensive Alpha Fund	$137,789,259	43.48%	45.98%	S&P 500 TR

*	Past performance is not indicative of future results

Our policy is to distribute substantially all of the Funds’ net investment income at least annually except for Toews Tactical Income Fund, which intends to make distributions monthly. The remaining Funds intend to distribute net capital gains annually, usually in December. The effect of such a policy has been to provide significant distributions of capital back to shareholders in December for those Funds that had net capital gains and more frequently than annually for net investment income in Toews Tactical Income Fund and Toews Unconstrained Income Fund. Since the distributions are reinvested in shares of the Funds unless a cash distribution is selected, the Funds have not seen significant change in Fund assets except briefly in December prior to reinvestment and for brief periods of time throughout the year for Toews Tactical Income Fund and Toews Unconstrained Income Fund.

Our Outlook

We believe that stocks and high yield bonds are overvalued from a historical perspective, and their valuations may be challenged over the coming months. The potential advantage of our methodology is its ability to attempt to avoid the bulk of market declines. When markets decline, depending on strategy, the Funds can exchange their market exposure for defensive assets like money market securities, bond funds, and/or low volatility stocks. If the objective of the Fund is achieved, it creates an opportunity to buy near market lows and participate in potential rebounds. As a result, it may be possible to produce positive returns even after the market lost money or moved sideways.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that may help protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system has been built.

As always, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Portfolio Manager

Prior performance is no guarantee of future results. There can be no assurance, and individuals should not assume, that future performance of any of the portfolios referenced will be comparable to past performance. There can be no assurance that Toews will achieve its performance objectives.

This letter may include forward-looking statements. All statements other than statements of historical fact are forward-looking statements (including words such as “believe,” “estimate,” “anticipate,” “may,” “will,” “should,” and “expect”). Although we believe that the expectations reflected in such forward-looking statements are reasonable, we can give no assurance that such expectations will prove to be correct. Various factors could cause actual results or performance to differ materially from those discussed in such forward-looking statements.

This letter is intended to provide general information only and should not be construed as an offer of specifically-tailored individualized advice. Please contact your investment adviser, accountant, and/or attorney for advice appropriate to your specific situation.

Investors cannot invest directly in an index.

Definitions:

Options and futures contracts are types of derivatives. A derivative is a security with a price that is dependent upon or derived from one or more underlying assets.

The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The ICE BofAML High Yield U.S. Corporates, Cash Pay Index is a commonly used benchmark for U.S. issued high yield corporate bonds.

Morningstar US Small Cap TR Index tracks the performance of U.S. small-cap stocks that fall between 90th and 97th percentile in market capitalization of the investable universe.

The S&P 400 Index is a stock market index that serves as a barometer for the U.S. mid-cap equities sector.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The Bloomberg Barclays U.S. Aggregate Bond Index is an index used to represent U.S. traded investment grade bonds.

For additional information about Toews, including fees and services, send for our disclosure statement as set forth on Form ADV by contacting Toews at Toews Corporation, 1750 Zion Road, Suite 201, Northfield, NJ 08225-1844 or (877) 863-9726. 2358-NLD-6/7/2021

1921860a-053122 MFMK

Toews Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2021

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2021

			Annualized
	1 Year	5 Year	10 Year	Since Inception*
Toews Tactical Income Fund	8.90%	4.06%	4.49%	5.26%
BofA Merrill Lynch High Yield Cash Pay Index	19.94%	7.30%	6.25%	7.30%

*	Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.59% of average net assets, per the Fund’s prospectus dated August 28, 2020. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited) April 30, 2021
Percent of
Net Assets
Exchange Traded Funds	51.7%
Open End Funds	45.5%
Short-Term Investments	40.4%
Liabilities in Excess of other Assets (1)	(37.6)%
100.0%

(1)	Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Hedged Oceana Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2021

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2021

			Annualized
	1 Year	5 Year	10 Year	Since Inception*
Toews Hedged Oceana Fund	18.66%	4.14%	0.18%	0.94%
MSCI EAFE Index	39.88%	8.87%	5.22%	7.80%

*	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.52% of average net assets, per the Fund’s prospectus dated August 28, 2020. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited) April 30, 2021
Percent of
Net Assets
Exchange Traded Funds	78.9%
Future Options Purchased	0.1%
Other Assets in Excess of Liabilities (1)	21.0%
100.0%

(1)	Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Hedged U.S. Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2021

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2021

			Annualized
	1 Year	5 Year	10 Year	Since Inception*
Toews Hedged U.S. Fund	26.96%	12.19%	6.95%	7.83%
S&P 500 Total Return Index	45.98%	17.42%	14.17%	15.70%

*	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.48% of average net assets, per the Fund’s prospectus dated August 28, 2020. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited) April 30, 2021
Percent of
Net Assets
Exchange Traded Funds	79.1%
Future Options Purchased	0.1%
Other Assets in Excess of Liabilities (1)	20.8%
100.0%

(1)	Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Hedged U.S. Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2021

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2021

			Annualized
	1 Year	5 Year	10 Year	Since Inception*
Toews Tactical Opportunity Fund	43.82%	9.92%	4.75%	6.20%
Morningstar U.S. Small Cap Total Return Index	72.55%	14.96%	11.45%	13.87%

*	Commencement of operations is June 4, 2010.

The Morningstar U.S. Small Cap Total Return Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.46% of average net assets, per the Fund’s prospectus dated August 28, 2020. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited) April 30, 2021
Percent of
Net Assets
Exchange Traded Funds	76.4%
Future Options Purchased	0.1%
Other Assets in Excess of Liabilities (1)	23.5%
100.0%

(1)	Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2021

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2021

		Annualized
			Since
	1 Year	5 Year	Inception*
Toews Unconstrained Income Fund	5.27%	2.41%	2.51%
Bloomberg Barclays Aggregate U.S. Bond Index	(0.27%)	3.19%	3.50%

*	Commencement of operations is August 28, 2013.

The Bloomberg Barclays Aggregate U.S. Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.59% of average net assets, per the Fund’s prospectus dated August 28, 2020. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited) April 30, 2021
Percent of
Net Assets
Exchange Traded Funds	77.0%
Open End Funds	22.9%
Short-Term Investments	17.0%
Liabilities in Excess of Other Assets	(16.9)%
100.0%

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Defensive Alpha Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2021

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2021

		Annualized
			Since
	1 Year	5 Year	Inception*
Toews Tactical Defensive Alpha Fund	43.48%	11.76%	13.04%
S&P 500 Total Return Index	45.98%	17.42%	17.80%

*	Commencement of operations is January 7, 2016.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the period shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.32% of average net assets of average net assets, per the Fund’s prospectus dated August 28, 2020. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited) April 30, 2021
Percent of
Net Assets
Exchange Traded Funds	78.2%
Future Options Purchased	0.1%
Other Assets in Excess of Liabilities (1)	21.7%
100.0%

(1)	Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.7%
	FIXED INCOME - 51.7%
77,500	Goldman Sachs Access High Yield Corporate Bond ETF	$3,884,563
135,000	iShares Broad USD High Yield Corporate Bond ETF	5,587,650
2,300,000	iShares iBoxx High Yield Corporate Bond ETF(a)	201,112,000
55,000	PIMCO 0-5 Year High Yield Corporate Bond Index ETF(a)	5,468,650
1,170,000	SPDR Bloomberg Barclays High Yield Bond ETF(a)	127,775,700
60,000	SPDR Bloomberg Barclays Short Term High Yield Bond	1,647,000
230,000	Xtrackers USD High Yield Corporate Bond ETF(a)	9,229,900
		354,705,463

	TOTAL EXCHANGE-TRADED FUNDS (Cost $353,226,149)	354,705,463

	OPEN END FUNDS — 45.5%
	FIXED INCOME - 45.5%
4,046,879	American High-Income Trust, Class F-3	42,087,543
11,523,688	BlackRock High Yield Bond Portfolio, Institutional Class	90,230,478
3,089,439	BNY Mellon High Yield Fund, Class I	19,000,048
3,307,425	JPMorgan High Yield Fund, Class I	23,912,686
3,509,993	Lord Abbett High Yield Fund, Class I	26,500,451
11,086,475	PIMCO High Yield Fund, Institutional Class	100,221,735
1,498,585	SEI Institutional Managed Trust - High Yield Bond	10,490,097
		312,443,038

	TOTAL OPEN END FUNDS (Cost $311,800,032)	312,443,038

	SHORT-TERM INVESTMENTS — 40.4%
	COLLATERAL FOR SECURITIES LOANED (MONEY MARKET FUND) - 40.4%
277,596,455	Fidelity Government Portfolio, Institutional Class, 0.01% (b) (Cost $277,596,455)	277,596,455

	TOTAL INVESTMENTS - 137.6% (Cost $942,622,636)	$944,744,956
	LIABILITIES IN EXCESS OF OTHER ASSETS - (37.6)%	(258,282,343)
	NET ASSETS - 100.0%	$686,462,614

See accompanying notes which are an integral part of these financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2021

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount(c)	Appreciation
100	Cboe iBoxx iShares $ High Yield Corporate Bond	June 2021	$14,792,500	$2,140

ETF	Exchange-Traded Fund

SPDR	Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a fair value of $272,066,042 as of April 30, 2021.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.9%
	FIXED INCOME - 78.9%
196,000	iShares Core U.S. Aggregate Bond ETF	$22,440,040
263,000	Vanguard Total Bond Market ETF	22,423,380
		44,863,420

	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,887,663)	44,863,420

			Exercise
Contracts(a)		Expiration Date	Price	Notional Value	Fair Value
	OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
275	S&P 500 E-Mini	June 2021	$3,320	$45,650,000	$85,250

	TOTAL OPTIONS PURCHASED (Cost - $171,875)				85,250

	TOTAL INVESTMENTS - 79.0% (Cost $45,059,538)				$44,948,670
	OTHER ASSETS IN EXCESS OF LIABILITIES - 21.0%				11,939,909
	NET ASSETS - 100.0%				$56,888,579

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount(b)	Appreciation
505	ICE US mini MSCI EAFE Index Futures	June 2021	$56,996,825	$1,158,493

ETF	Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 79.1%
	FIXED INCOME - 79.1%
514,000	iShares Core U.S. Aggregate Bond ETF	$58,847,860
691,000	Vanguard Total Bond Market ETF	58,914,660
		117,762,520

	TOTAL EXCHANGE-TRADED FUNDS (Cost $117,826,190)	117,762,520

			Exercise
Contracts(a)		Expiration Date	Price	Notional Value	Fair Value
	OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
713	S&P 500 E-Mini	June 2021	$3,320	$118,358,000	$221,030

	TOTAL OPTIONS PURCHASED (Cost - $406,625)				221,030

	TOTAL INVESTMENTS - 79.2% (Cost $118,232,815)				$117,983,550
	OTHER ASSETS IN EXCESS OF LIABILITIES - 20.8%				31,056,588
	NET ASSETS - 100.0%				$149,040,138

See accompanying notes which are an integral part of these financial statements.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2021

OPEN FUTURES CONTRACTS
			Notional
Number of Contracts	Open Long Futures Contracts	Expiration	Amount(b)	Unrealized Appreciation
162	NASDAQ 100 E-Mini	June 2021	$44,874,000	$362,525

504	S&P 500 E-Mini	June 2021	105,194,880	1,994,944
	TOTAL FUTURES CONTRACTS			$2,357,469

ETF	Exchange-Traded Fund

(a)	Each contract is equivalent to one futures contract.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.4%
	FIXED INCOME - 76.4%
327,000	iShares Core U.S. Aggregate Bond ETF	$37,438,230
439,000	Vanguard Total Bond Market ETF	37,429,141
		74,867,371

	TOTAL EXCHANGE-TRADED FUNDS (Cost $74,907,201)	74,867,371

			Exercise
Contracts(a)		Expiration Date	Price	Notional Value	Fair Value
	OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
842	Russell 2000 Index E-Mini	June 2021	$1,620	$68,202,000	$92,620

	TOTAL OPTIONS PURCHASED (Cost - $250,902)				92,620

	TOTAL INVESTMENTS - 76.5% (Cost $75,158,103)				$74,959,991
	OTHER ASSETS IN EXCESS OF LIABILITIES - 23.5%				23,011,931
	NET ASSETS - 100.0%				$97,971,922

See accompanying notes which are an integral part of these financial statements.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2021

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount(b)	Appreciation
436	Russell 2000 Index E-Mini	June 2021	$49,300,700	$598,287
180	S&P 500 E-Mini	June 2021	48,965,400	1,163,261
	TOTAL FUTURES CONTRACTS			$1,761,548

ETF	Exchange-Traded Fund

(a)	Each contract is equivalent to one futures contract.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.0%
	FIXED INCOME - 77.0%
71,500	iShares Core U.S. Aggregate Bond ETF	$8,186,035
128,000	iShares iBoxx High Yield Corporate Bond ETF(a)	11,192,320
129,800	iShares TIPS Bond ETF	16,483,302
60,200	SPDR Bloomberg Barclays High Yield Bond ETF	6,574,442
96,100	Vanguard Total Bond Market ETF	8,193,486
		50,629,585

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,475,704)	50,629,585

	OPEN END FUNDS — 22.9%
	FIXED INCOME - 22.9%
241,083	American High-Income Trust, Class F-3	2,507,260
1,280,411	BlackRock High Yield Bond Portfolio, Institutional Class	10,025,614
344,828	JPMorgan High Yield Fund, Class I	2,493,103
3	PIMCO High Yield Fund, Institutional Class	26
		15,026,003

	TOTAL OPEN END FUNDS (Cost $15,000,059)	15,026,003

	SHORT-TERM INVESTMENTS — 17.0%
	COLLATERAL FOR SECURITIES LOANED (MONEY MARKET FUND) - 17.0%
11,162,500	Fidelity Government Portfolio, Institutional Class, 0.01% (b) (Cost $11,162,500)	11,162,500

	TOTAL INVESTMENTS - 116.9% (Cost $76,638,263)	$76,818,088
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.9)%	(11,118,472)
	NET ASSETS - 100.0%	$65,699,616

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a fair value of $10,935,000 as of April 30, 2021.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes which are an integral part of these financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.2%
	FIXED INCOME - 78.2%
468,900	iShares Core U.S. Aggregate Bond ETF	$53,684,361
634,600	Vanguard Total Bond Market ETF	54,105,996
		107,790,357

	TOTAL EXCHANGE-TRADED FUNDS (Cost $107,847,006)	107,790,357

			Exercise
Contracts(a)		Expiration Date	Price	Notional Value	Fair Value
	OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
606	Russell 2000 E-Mini	June 2021	$1,620	$49,086,000	$66,660
332	S&P 500 E-Mini	June 2021	3,320	55,112,000	102,920
					169,580

	TOTAL OPTIONS PURCHASED (Cost - $381,520)				169,580

	TOTAL INVESTMENTS - 78.3% (Cost $108,228,526)				$107,959,937
	OTHER ASSETS IN EXCESS OF LIABILITIES - 21.7%				29,829,322
	NET ASSETS - 100.0%				$137,789,259

See accompanying notes which are an integral part of these financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2021

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount(b)	Appreciation
30	E-Mini NASDAQ 100 Index	June 2021	$8,310,000	$74,473
307	E-Mini Russell 2000 Index	June 2021	34,714,025	428,967
93	E-Mini Standard & Poor’s 500 Index	June 2021	19,410,960	380,511
128	E-Mini Standard & Poor’s MidCap 400 Index	June 2021	34,819,840	843,351
364	US mini MSCI EAFE Index	June 2021	41,082,860	831,509
	TOTAL FUTURES CONTRACTS			$2,558,811

ETF	Exchange-Traded Fund

(a)	Each contract is equivalent to one futures contract.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

Toews Funds
Statements of Assets and Liabilities
April 30, 2021

	Toews Tactical	Toews Hedged	Toews Hedged
	Income	Oceana	U.S.
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$942,622,636	$45,059,538	$118,232,815
Investments, at fair value	$944,744,956	$44,948,670	$117,983,550
Cash and cash equivalents	16,327,934	6,265,175	20,035,231
Cash deposit with broker - futures margin balance	792,634	4,457,112	8,970,840
Receivable for securities sold	2,916,023	—	—
Unrealized appreciation from futures contracts	2,140	1,158,493	2,357,469
Receivable for Fund shares sold	509,956	128,282	136,389
Dividends and interest receivable	410,872	65	241
Prepaid expenses and other assets	37,285	14,015	14,158
Total Assets	965,741,800	56,971,812	149,497,878

LIABILITIES:
Collateral on securities loaned	277,596,455	—	—
Payable for Fund shares redeemed	916,293	8,646	313,369
Accrued advisory fees	591,727	44,924	82,509
Payable to related parties	82,682	3,879	14,251
Audit and tax fees	19,488	17,473	24,945
Accrued expenses and other liabilities	72,541	8,311	22,666
Total Liabilities	279,279,186	83,233	457,740

Net Assets	$686,462,614	$56,888,579	$149,040,138

NET ASSETS CONSIST OF:
Paid in capital	$678,226,406	$55,434,915	$135,118,770
Accumulated earnings	8,236,208	1,453,664	13,921,368
Net Assets	$686,462,614	$56,888,579	$149,040,138

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	61,866,161	5,543,796	9,938,599
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$11.10	$10.26	$15.00

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Continued)
April 30, 2021

	Toews Hedged	Toews	Toews Tactical
	U.S. Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$75,158,103	$76,638,263	$108,228,526
Investments, at fair value	$74,959,991	$76,818,088	$107,959,937
Cash and cash equivalents	14,330,838	235,822	18,826,307
Cash deposit with broker - futures margin balance	6,818,516	—	8,684,462
Receivable for Fund shares sold	205,454	102,192	2,650
Dividends and interest receivable	190	22,682	46,625
Unrealized appreciation from futures contracts	1,761,548	—	2,558,811
Prepaid expenses and other assets	15,397	9,251	19,637
Total Assets	98,091,934	77,188,035	138,098,429

LIABILITIES:
Collateral on securities loaned	—	11,162,500	—
Accrued advisory fees	81,559	53,933	134,242
Payable for Fund shares redeemed	15,039	234,350	126,555
Payable to related parties	2,949	7,391	14,105
Audit and tax fees	17,473	19,486	17,486
Accrued expenses and other liabilities	2,992	10,759	16,782
Total Liabilities	120,012	11,488,419	309,170

Net Assets	$97,971,922	$65,699,616	$137,789,259

NET ASSETS CONSIST OF:
Paid in capital	$84,811,654	$68,251,537	$109,663,308
Accumulated earnings (losses)	13,160,268	(2,551,921)	28,125,951
Net Assets	$97,971,922	$65,699,616	$137,789,259

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,728,650	6,541,850	9,575,996
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$14.56	$10.04	$14.39

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Year Ended April 30, 2021

	Toews Tactical	Toews Hedged	Toews Hedged
	Income	Oceana	U.S.
	Fund	Fund	Fund
Investment Income:
Interest income	$19,758	$1,441	$4,298
Dividend income	26,528,172	561,796	1,869,669
Securities lending income	73,470	—	—
Total Investment Income	26,621,400	563,237	1,873,967

Operating Expenses:
Investment advisory fees	6,942,222	425,298	1,364,646
Third party administrative servicing fees	475,302	30,196	127,883
Administration fees	378,319	31,696	87,940
Fund accounting fees	146,359	8,028	29,329
Registration fees	68,219	20,409	87,253
Transfer agent fees	53,375	4,180	14,339
Printing expenses	39,835	7,001	25,259
Legal fees	32,617	7,985	13,046
Compliance officer fees	29,979	6,532	12,515
Audit and tax fees	19,638	18,374	18,374
Trustees’ fees	15,002	15,001	12,796
Insurance expenses	12,688	701	3,190
Interest expenses	9	4,265	3,081
Miscellaneous expenses	6,555	1,130	4,973
Total Operating Expenses	8,220,119	580,796	1,804,624

Less: Expenses waived by Adviser	—	(43,918)	(93,903)
Net Operating Expenses	8,220,119	536,878	1,710,721

Net Investment Income	18,401,281	26,359	163,246

Realized and Unrealized Gain (Loss) on Investments, Purchased Options, and Futures Contracts:
Net realized gain (loss) on:
Investments	34,383,697	(397,725)	(1,508,734)
Purchased options contracts	—	(621,918)	(4,238,280)
Futures contracts	438,437	6,514,062	34,661,153
Distributions of capital gains from underlying investment companies	—	21,280	—
Net change in unrealized appreciation (depreciation) on:
Investments	2,765,021	(21,465)	(32,792)
Purchased options contracts	—	(86,625)	544,041
Futures contracts	2,140	1,158,493	(676,198)
Net Realized and Unrealized Gain on Investments, Purchased Options and Futures Contracts	37,589,295	6,566,102	28,749,190

Net Increase in Net Assets Resulting From Operations	$55,990,576	$6,592,461	$28,912,436

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2021

	Toews Hedged	Toews	Toews Tactical
	U.S. Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund
Investment Income:
Interest income	$2,117	$429	$4,757
Dividend income (including Foreign Dividend Witholding tax of ($0, $0 and $2,867)	870,231	1,785,400	1,687,873
Securities lending income	—	2,047	—
Total Investment Income	872,348	1,787,876	1,692,630

Operating Expenses:
Investment advisory fees	669,227	635,632	1,207,820
Third party administrative servicing fees	44,182	47,199	73,356
Administration fees	40,667	43,398	74,698
Registration fees	20,539	24,761	23,576
Audit and tax fees	18,374	19,736	17,886
Trustees’ fees	15,001	15,002	15,001
Fund accounting fees	11,837	13,256	25,241
Printing expenses	8,701	16,528	7,989
Legal fees	8,555	9,349	12,707
Compliance officer fees	7,081	7,677	9,664
Transfer agent fees	5,495	6,121	11,390
Interest expenses	2,819	—	4,649
Insurance expenses	1,326	1,549	2,578
Miscellaneous expenses	2,500	3,201	2,500
Total Operating Expenses	856,304	843,409	1,489,055

Less: Expenses recapture or (waived) by Adviser	(14,963)	(48,742)	26,371
Net Operating Expenses	841,341	794,667	1,515,426

Net Investment Income	31,007	993,209	177,204

Realized and Unrealized Gain (Loss) on Investments, Purchased Options and Futures Contracts:
Net realized gain (loss) on:
Investments	(728,841)	1,927,210	8,478,901
Purchased options contracts	(2,282,382)	—	(3,816,987)
Futures contracts	27,475,304	—	40,959,460
Distributions of capital gains from underlying investment companies	34,580	9,544	60,329
Net change in unrealized appreciation (depreciation) on:
Investments	(35,619)	221,701	(205,522)
Purchased options contracts	194,730	—	438,021
Futures contracts	(1,507,924)	—	(2,559,656)
Net Realized and Unrealized Gain on Investments, Purchased Options and Futures Contracts	23,149,848	2,158,455	43,354,546

Net Increase in Net Assets Resulting From Operations	$23,180,855	$3,151,664	$43,531,750

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Income		Toews Hedged Oceana
	Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2021	April 30, 2020	April 30, 2021	April 30, 2020
Operations:
Net investment income	$18,401,281	$16,847,488	$26,359	$297,172
Net realized gain (loss) on investments, purchased options and futures contracts	34,822,134	(12,628,683)	5,494,419	449,545
Distributions of capital gains from underlying investment companies	—	—	21,280	—
Net change in unrealized appreciation (depreciation) on investments, purchased options and futures contracts	2,767,161	(13,761,419)	1,050,403	(1,509,024)
Net increase (decrease) in net assets resulting from operations	55,990,576	(9,542,614)	6,592,461	(762,307)

Dividends and Distributions to Shareholders:
Total distributions paid	(18,368,389)	(17,205,044)	(121,097)	(349,278)
Total Dividends and Distributions to Shareholders	(18,368,389)	(17,205,044)	(121,097)	(349,278)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	361,689,425	308,418,680	30,130,840	7,354,871
Reinvestment of dividends and distributions	17,613,270	16,647,859	115,487	343,664
Cost of shares redeemed	(342,168,911)	(215,987,187)	(8,517,390)	(10,136,330)
Net increase (decrease) in net assets from share transactions of beneficial interest	37,133,784	109,079,352	21,728,937	(2,437,795)

Total Increase (Decrease) in Net Assets	74,755,971	82,331,694	28,200,301	(3,549,380)

Net Assets:
Beginning of year	611,706,643	529,374,949	28,688,278	32,237,658
End of year	$686,462,614	$611,706,643	$56,888,579	$28,688,278

Share Activity:
Shares Sold	33,047,960	28,573,508	3,098,090	834,607
Shares Reinvested	1,609,349	1,537,018	11,857	38,441
Shares Redeemed	(31,198,598)	(20,015,173)	(873,590)	(1,147,894)
Net increase (decrease) in shares of beneficial interest outstanding	3,458,711	10,095,353	2,236,357	(274,846)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged U.S.		Toews Hedged U.S. Opportunity
	Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2021	April 30, 2020	April 30, 2021	April 30, 2020
Operations:
Net investment income	$163,246	$203,841	$31,007	$400,166
Net realized gain (loss) on investments, purchased options and futures contracts	28,914,139	3,528,570	24,464,081	(298,529)
Distributions of capital gains from underlying investment companies	—	—	34,580	—
Net change in unrealized appreciation (depreciation) on investments, purchased options and futures contracts	(164,949)	310,899	(1,348,813)	1,041,249
Net increase in net assets resulting from operations	28,912,436	4,043,310	23,180,855	1,142,886

Distributions to Shareholders:
Total distributions paid	(12,829,607)	(315,792)	(399,001)	(499,016)
Total Dividends and Distributions to Shareholders	(12,829,607)	(315,792)	(399,001)	(499,016)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	63,536,728	78,513,378	50,760,549	11,310,737
Net proceeds from merger (Note 10)	20,684,872	—	—	—
Reinvestment of dividends and distributions	12,575,949	310,499	378,585	490,149
Cost of shares redeemed	(60,549,197)	(13,920,056)	(17,043,745)	(15,320,792)
Net increase (decrease) in net assets from share transactions of beneficial interest	36,248,352	64,903,821	34,095,389	(3,519,906)

Total Increase (Decrease) in Net Assets	52,331,181	68,631,339	56,877,243	(2,876,036)

Net Assets:
Beginning of year	96,708,957	28,077,618	41,094,679	43,970,715
End of year	$149,040,138	$96,708,957	$97,971,922	$41,094,679

Share Activity:
Shares Sold	4,272,315	6,273,211	4,009,467	1,166,312
Shares issued due to merger (Note 10)	1,361,797	—	—	—
Shares Reinvested	863,140	25,081	28,358	49,409
Shares Redeemed	(4,070,209)	(1,134,124)	(1,346,031)	(1,564,653)
Net increase (decrease) in shares of beneficial interest outstanding	2,427,043	5,164,168	2,691,794	(348,932)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2021	April 30, 2020	April 30, 2021	April 30, 2020
Operations:
Net investment income	$993,209	$1,263,005	$177,204	$1,706,016
Net realized gain (loss) on investments, purchased options and futures contracts	1,927,210	(31,231)	45,621,374	(6,123,654)
Distributions of capital gains from underlying investment companies	9,544	—	60,329	10,725
Net change in unrealized appreciation (depreciation) on investments, purchased options and futures contracts	221,701	(1,808,655)	(2,327,157)	(1,006,020)
Net increase (decrease) in net assets resulting from operations	3,151,664	(576,881)	43,531,750	(5,412,933)

Dividends and Distributions to Shareholders:
Total distributions paid	(993,209)	(1,314,051)	(4,931,136)	(6,893,721)
From return of capital	(10,555)	(18,025)	—	(2,115,308)
Total Dividends and Distributions to Shareholders	(1,003,764)	(1,332,076)	(4,931,136)	(9,009,029)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	30,799,282	30,475,415	26,711,933	43,102,921
Reinvestment of dividends and distributions	921,646	1,270,122	4,860,096	8,882,049
Cost of shares redeemed	(29,967,482)	(29,387,787)	(42,144,371)	(43,637,766)
Net increase (decrease) in net assets from share transactions of beneficial interest	1,753,446	2,357,750	(10,572,342)	8,347,204

Total Increase (Decrease) in Net Assets	3,901,346	448,793	28,028,272	(6,074,758)

Net Assets:
Beginning of year	61,798,270	61,349,477	109,760,987	115,835,745
End of year	$65,699,616	$61,798,270	$137,789,259	$109,760,987

Share Activity:
Shares Sold	3,067,710	3,038,179	2,118,725	3,775,209
Shares Reinvested	92,252	126,820	373,566	765,694
Shares Redeemed	(2,997,814)	(2,961,272)	(3,426,265)	(3,987,443)
Net increase (decrease) in shares of beneficial interest outstanding	162,148	203,727	(933,974)	553,460

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year		For the Year	For the Year
	ended	ended	ended		ended	ended
	April 30, 2021	April, 30, 2020	April, 30, 2019		April 30, 2018	April 30, 2017
Net asset value, beginning of year	$10.47	$10.96	$10.68		$11.33	$11.01

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.29	0.33	0.30		0.34	0.41
Net realized and unrealized gain (loss) on investments	0.63	(0.48)	0.28		(0.29)	0.44
Total from investment operations	0.92	(0.15)	0.58		0.05	0.85

LESS DISTRIBUTIONS:
From net investment income	(0.29)	(0.34)	(0.30)		(0.33)	(0.49)
From net realized gains on investments	—	—	(0.00	) (e)	(0.37)	(0.04)
Total distributions	(0.29)	(0.34)	(0.30)		(0.70)	(0.53)

Net asset value, end of year	$11.10	$10.47	$10.96		$10.68	$11.33

Total return (b)	8.90%	(1.41)%	5.54%		0.38%	7.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$686,463	$611,707	$529,375		$589,485	$540,726
Ratios to average net assets
Expenses, net of reimbursement/recapture (c)	1.18%	1.19%	1.20%		1.19%	1.25%
Expenses, before reimbursement/recapture (c)	1.18%	1.19%	1.20%		1.19%	1.20%
Net investment income, net of reimbursement/recapture (c,d)	2.65%	3.03%	2.86%		3.06%	3.64%
Portfolio turnover rate	797%	1323%	623%		541%	355%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Toews Hedged Oceana Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended
	April 30, 2021		April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017
Net asset value, beginning of year	$8.67		$9.00	$9.25	$8.64	$8.59

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.01		0.09	0.09	0.04	(0.07)
Net realized and unrealized gain (loss) on investments	1.61		(0.31)	(0.25)	0.57	0.12
Total from investment operations	1.62		(0.22)	(0.16)	0.61	0.05

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.11)	(0.09)	—	—
Total distributions	(0.03)		(0.11)	(0.09)	—	—

Net asset value, end of year	$10.26		$8.67	$9.00	$9.25	$8.64

Total return (b)	18.66%		(2.51)%	(1.68)%	7.06%	0.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$56,889		$28,688	$32,238	$51,143	$47,027
Ratios to average net assets
Expenses, net of reimbursement (c)	1.26	% (e)	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.36%		1.46%	1.41%	1.35%	1.38%
Net investment Income (loss), net of reimbursement (c,d)	0.06%		1.00%	1.00%	0.38%	(0.88)%
Portfolio turnover rate	421%		514%	570%	761%	11%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense of 0.01%

See accompanying notes to financial statements.

Toews Hedged U.S. Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April 30, 2021	April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017
Net asset value, beginning of year	$12.87	$11.96	$10.38	$9.96	$9.33

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.02	0.07	0.11	0.04	(0.08)
Net realized and unrealized gain on investments	3.41	0.99	1.50	0.38	0.71
Total from investment operations	3.43	1.06	1.61	0.42	0.63

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.15)	(0.03)	—	—
From net realized gains on investments	(1.17)	—	—	—	—
Total distributions	(1.30)	(0.15)	(0.03)	—	—

Net asset value, end of year	$15.00	$12.87	$11.96	$10.38	$9.96

Total return (b)	26.96%	8.90%	15.53%	4.22%	6.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$149,040	$96,709	$28,078	$41,607	$40,832
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.32%	1.42%	1.47%	1.39%	1.32%
Net investment income (loss), net of reimbursement (c,d)	0.12%	0.59%	0.98%	0.40%	(0.88)%
Portfolio turnover rate	438%	446%	548%	752%	0%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Hedged U.S. Opportunity Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April 30, 2021	April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017
Net asset value, beginning of year	$10.18	$10.03	$9.37	$9.29	$9.25

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.01	0.10	0.09	0.04	(0.08)
Net realized and unrealized gain on investments	4.44	0.18	0.59	0.04	0.12
Total from investment operations	4.45	0.28	0.68	0.08	0.04

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.13)	(0.02)	—	—
Total distributions	(0.07)	(0.13)	(0.02)	—	—

Net asset value, end of year	$14.56	$10.18	$10.03	$9.37	$9.29

Total return (b)	43.82%	2.78%	7.29%	0.86%	0.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$97,972	$41,095	$43,971	$65,004	$61,905
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.28%	1.40%	1.39%	1.32%	1.28%
Net investment income (loss), net of reimbursement (c,d)	0.05%	1.00%	0.99%	0.38%	(0.88)%
Portfolio turnover rate	429%	515%	565%	756%	13%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended
	April 30, 2021		April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017
Net asset value, beginning of year	$9.69		$9.93	$9.70	$10.45	$10.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.16		0.20	0.19	0.21	0.23
Net realized and unrealized gain (loss) on investments	0.35		(0.23)	0.24	(0.51)	0.39
Total from investment operations	0.51		(0.03)	0.43	(0.30)	0.62

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.21)	(0.20)	(0.21)	(0.26)
From net realized gains on investments	(0.00	) (e)	—	—	(0.24)	(0.01)
Total distributions	(0.16)		(0.21)	(0.20)	(0.45)	(0.27)

Net asset value, end of year	$10.04		$9.69	$9.93	$9.70	$10.45

Total return (b)	5.27%		(0.30)%	4.48%	(3.03)%	5.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$65,700		$61,798	$61,349	$100,405	$109,076
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%		1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.33%		1.33%	1.30%	1.30%	1.27%
Net investment income, net of reimbursement (c,d)	1.56%		2.00%	2.02%	2.05%	2.25%
Portfolio turnover rate	566%		920%	666%	650%	496%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April 30, 2021	April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017
Net asset value, beginning of year	$10.44	$11.63	$10.99	$11.66	$11.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.03	0.16	0.10	0.06	(0.07)
Net realized and unrealized gain (loss) on investments	4.45	(0.48)	0.67	0.81	1.09
Total from investment operations	4.48	(0.32)	0.77	0.87	1.02

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.24)	(0.04)	(0.02)	—
From net realized gains on investments	(0.46)	(0.63)	(0.09)	(1.52)	(0.36)
Total distributions	(0.53)	(0.87)	(0.13)	(1.54)	(0.36)

Net asset value, end of year	$14.39	$10.44	$11.63	$10.99	$11.66

Total return (b)	43.48%	(3.51)%	7.32%	7.17%	9.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$137,789	$109,761	$115,836	$122,416	$98,716
Ratios to average net assets
Expenses, net of reimbursement/recapture (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement/recapture (c)	1.23%	1.26%	1.26%	1.28%	1.27%
Net investment Income (loss), net of reimbursement/recapture (c,d)	0.15%	1.42%	0.93%	0.49%	(0.61)%
Portfolio turnover rate	943%	1080%	854%	933%	1741%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements
April 30, 2021

NOTE 1. ORGANIZATION

The Toews Tactical Income Fund (the “Tactical Income Fund”), Toews Hedged Oceana Fund (formerly Toews Tactical Oceana Fund ) (the “Oceana Fund”), Toews Hedged U.S. Fund (formerly Toews Tactical Monument Fund) (the “U.S. Fund”), Toews Hedged U.S. Opportunity Fund (formerly Toews Tactical Opportunity Fund) (the “Opportunity Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) and Toews Tactical Defensive Alpha Fund (the “Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Defensive Alpha Fund is a non -diversified fund. The Income Fund, Oceana Fund, U.S. Fund, Opportunity Fund and Unconstrained Income Fund are each a diversified fund.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
U.S. Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional- sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2021

engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2021

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectuses for a full listing of risks associated with these investments. The following tables summarize the inputs used as of April 30, 2021 for the Funds’ assets and liabilities measured at fair value:

Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$354,705,463	$—	$—	$354,705,463
Open End Funds	312,443,038	—	—	312,443,038
Money Market Fund - Collateral for Securities Loaned	277,596,455	—	—	277,596,455
Total	$944,744,956	$—	$—	$944,744,956

Futures Contracts**	$2,140	$—	$—	$2,140
Total	$2,140	$—	$—	$2,140

Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$44,863,420	$—	$—	$44,863,420
Purchased Options Contracts	—	85,250	—	85,250
Total	$44,863,420	$85,250	$—	$44,948,670

Futures Contracts**	$1,158,493	$—	$—	$1,158,493
Total	$1,158,493	$—	$—	$1,158,493

U.S. Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$117,762,520	$—	$—	$117,762,520
Purchased Options Contracts	—	221,030	—	221,030
Total	$117,762,520	$221,030	$—	$117,983,550

Futures Contracts**	$2,357,469	$—	$—	$2,357,469
Total	$2,357,469	$—	$—	$2,357,469

Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$74,867,371	$—	$—	$74,867,371
Purchased Options Contracts	—	92,620	—	92,620
Total	$74,867,371	$92,620	$—	$74,959,991

Futures Contracts**	$1,761,548	—	—	$1,761,548
Total	$1,761,548	—	—	$1,761,548

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2021

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$50,629,585	$—	$—	$50,629,585
Open End Funds	15,026,003	—	—	15,026,003
Money Market Fund - Collateral for Securities Loaned	11,162,500	—	—	11,162,500
Total	$76,818,088	$—	$—	$76,818,088

Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$107,790,357	$—	$—	$107,790,357
Purchased Options Contracts	—	169,580	—	169,580
Total	$107,790,357	$169,580	$—	$107,959,937

Futures Contracts**	$2,558,811	$—	$—	$2,558,811
Total	$2,558,811	$—	$—	$2,558,811

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

**	Represents cumulative unrealized appreciation at April 30, 2021

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 8).

Market Risk – Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2021

and uncertainty. The impact of COVID -19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked -to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of April 30, 2021 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2021

For the year ended April 30, 2021, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures and purchased options contracts subject to equity price risk (interest rate risk for Tactical Income Fund) amounted to the following:

		Statements of
	Statements of Assets	Operations
	and Liabilities	Change in Unrealized	Statements of
	Unrealized Appreciation	Appreciation	Operations Realized
	(Depreciation)	(Depreciation) on	Gain (Loss) on
Fund	from Futures Contracts*	Futures Contracts	Futures Contracts
Tactical Income Fund	$ 2,140	$ 2,140	$438,437
Oceana Fund	1,158,493	1,158,493	6,514,062
U.S. Fund	2,357,469	(676,198)	34,661,153
Opportunity Fund	1,761,548	(1,507,924)	27,475,304
Defensive Alpha Fund	2,558,811	(2,559,656)	40,959,460

		Statements of
		Operations
		Change in Unrealized	Statements of
		Appreciation	Operations Realized
	Statements of Assets	(Depreciation) on	Gain (Loss) on
	and Liabilities	Purchased Options	Purchased Options
Fund	Options at Value	Contracts	Contracts
Oceana Fund	$ 85,250	$ (86,625)	$ (621,918)
U.S. Fund	221,030	544,041	(4,238,280)
Opportunity Fund	92,620	194,730	(2,282,382)
Defensive Alpha Fund	169,580	438,021	(3,816,987)

*	Cumulative unrealized gain (loss) on futures contracts.

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2021.

Tactical Income Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Assets	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures Contracts	2,140	—	2,140	—	792,634	794,774
Total	$2,140	$—	$2,140	$—	$792,634	$794,774

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2021

Oceana Fund

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Assets	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	$1,158,493	$—	$1,158,493	$—	$4,457,112	$5,615,605
Total	$1,158,493	$—	$1,158,493	$—	$4,457,112	$5,615,605

U.S. Fund

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Assets	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	$2,357,469	$—	$2,357,469	$—	$8,970,840	$11,328,309
Total	$2,357,469	$—	$2,357,469	$—	$8,970,840	$11,328,309

Opportunity Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Assets	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	$1,761,548	$—	$1,761,548	$—	$6,818,516	$8,580,064
Total	$1,761,548	$—	$1,761,548	$—	$6,818,516	$8,580,064

Defensive Alpha Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Assets	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	$2,558,811	$—	$2,558,811	$—	$8,684,462	$11,243,273
Total	$2,558,811	$—	$2,558,811	$—	$8,684,462	$11,243,273

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2021

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2018 to April 30, 2020, or expected to be taken in the Funds’ April 30, 2021 year-end tax returns. The Funds identify their major tax jurisdictions as United States Federal and Ohio. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each Fund.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2021

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Funds’ expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2021, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the year ended April 30, 2021 the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees Recaptured/(Waived)
Tactical Income Fund	$6,942,222	$—
Oceana Fund	425,298	(43,918)
U.S. Fund	1,364,646	(93,903)
Opportunity Fund	669,227	(14,963)
Unconstrained Income Fund	635,632	(48,742)
Defensive Alpha Fund	1,207,820	26,371

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2022	April 30, 2023	April 30, 2024	Total
Oceana Fund	$60,510	$63,590	$43,918	$168,018
U.S. Fund	69,063	59,975	93,903	222,941
Opportunity Fund	68,407	59,755	14,963	143,125
Unconstrained Income Fund	38,366	53,268	48,742	140,376
Defensive Alpha Fund	13,157	6,495	—	19,652

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). For the year ended April 30, 2021, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2021

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the year ended April 30, 2021 amounted to the following:

Fund	Purchases	Sales
Tactical Income Fund	$4,405,263,599	$4,194,174,312
Oceana Fund	162,056,898	139,670,045
U.S. Fund	515,096,818	472,337,012
Opportunity Fund	267,540,004	224,696,133
Unconstrained Income Fund	334,246,426	322,614,199
Defensive Alpha Fund	938,087,338	931,772,959

NOTE 5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Tactical Income Fund	iShares iBoxx High Yield Corporate Bond ETF	29.3%
Oceana Fund	iShares Core U.S. Aggregate Bond ETF	39.4%
Oceana Fund	Vanguard Total Bond Market ETF	39.4%
U.S. Fund	iShares Core U.S. Aggregate Bond ETF	39.5%
U.S. Fund	Vanguard Total Bond Market ETF	39.5%
Opportunity Fund	iShares Core U.S. Aggregate Bond ETF	38.2%
Opportunity Fund	Vanguard Total Bond Market ETF	38.2%
Unconstrained Income Fund	iShares TIPS Bond ETF	25.1%
Defensive Alpha Fund	iShares Core U.S. Aggregate Bond ETF	39.0%
Defensive Alpha Fund	Vanguard Total Bond Market ETF	39.3%

NOTE 6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2021, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Tactical Income Fund	$943,560,218	$2,159,635	$(972,757)	$1,186,878
Oceana Fund	46,131,406	1,158,493	(1,182,736)	(24,243)
U.S. Fund	120,404,689	—	(63,670)	(63,670)
Opportunity Fund	76,761,369	1,761,550	(1,801,380)	(39,830)
Unconstrained Income Fund	76,639,035	195,588	(16,535)	179,053
Defensive Alpha Fund	110,746,762	—	(228,014)	(228,014)

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2021

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the periods ended April 30, 2021 and April 30, 2020 was as follows:

For the period ended April 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$18,368,389	$—	$—	$—	$18,368,389
Oceana Fund	$121,097	12,488	—	—	133,585
US Hedged	6,769,346	9,366,155	—	—	16,135,501
Opportunity Fund	399,001	—	—	—	399,001
Unconstrained Income Fund	993,209	—	10,555	—	1,003,764
Defensive Alpha Fund	654,584	6,531,841	—	—	7,186,425

For the period ended April 30, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$17,205,044	$—	$—	$—	$17,205,044
Oceana Fund	349,278	—	—	—	349,278
US Hedged	315,792	—	—	—	315,792
Opportunity Fund	499,016	—	—	—	499,016
Unconstrained Income Fund	1,314,051	—	18,025	—	1,332,076
Defensive Alpha Fund	5,482,751	1,410,970	2,115,308	—	9,009,029

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The Toews Tactical Oceana Fund, Toews US Hedged and Toews Tactical Defensive Alpha Fund utilized equalization in the amount of $12,488, $3,305,894 and $2,255,289 respectively, which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the period ended April 30, 2021. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of April 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Income Fund	$7,049,330	$—	$—	$—	$—	$1,186,878	$8,236,208
Oceana Fund	740,187	737,720	—	—	—	(24,243)	1,453,664
US Hedged	5,047,213	8,937,825	—	—	—	(63,670)	13,921,368
Opportunity Fund	5,480,923	7,719,175	—	—	—	(39,830)	13,160,268
Unconstrained Income Fund	—	—	—	(2,730,974)	—	179,053	(2,551,921)
Defensive Alpha Fund	12,368,130	15,985,835	—	—	—	(228,014)	28,125,951

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open options and futures contracts.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2021

At April 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring
		Long-
Portfolio	Short-Term	Term	Total	CLCF Utilized
Tactical Income Fund	$—	$—	$—	$8,672,575
Oceana Fund	—	—	—	5,028,192
US Hedged	—	—	—	—
Opportunity Fund	—	—	—	10,016,189
Unconstrained Income Fund	2,730,970	4	2,730,974	—
Defensive Alpha Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the tax reclassification of Funds’ distributions resulted and equalization credits resulted in reclassifications for the Funds for the year ended April 30, 2021 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Tactical Income Fund	$—	$—
Oceana Fund	12,488	(12,488)
US Hedged	3,305,894	(3,305,894)
Opportunity Fund	—	—
Unconstrained Income Fund	—	—
Defensive Alpha Fund	4,370,597	(4,370,597)

NOTE 8. SECURITIES LENDING

The Income Fund and Unconstrained Income Fund have entered into a securities lending arrangement (the “Agreement”) with (the “Lending Agent”). Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2021

As of April 30, 2021, the Income Fund loaned securities which were collateralized by cash and other securities. The value of securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned	Value of Collateral*
Tactical Income Fund	$272,066,042	$277,596,455

*	The Tactical Income Fund received cash collateral of $277,596,455 which was subsequently invested in the Fidelity Investments Money Market Government Portfolio as reported in the Portfolios of Investments.

Securities Lending Transactions
Overnight and Continuous
Income Fund
Fidelity Government Portfolio, Institutional Class	$277,596,455

Fund	Value of Securities Loaned	Value of Collateral*
Unconstrained Income Fund	$10,935,000	$11,162,500

*	The Tactical Income Fund received cash collateral of $11,162,500 which was subsequently invested in the Fidelity Investments Money Market Government Portfolio as reported in the Portfolios of Investments.

Securities Lending Transactions
Overnight and Continuous
Income Fund
Fidelity Government Portfolio, Institutional Class	$11,162,500

NOTE 9. BENEFICIAL OWNERSHIP

The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2021, TD Ameritrade, Inc. account holding shares for the benefit of others, held approximately 62.63%, 67.02%, 56.63%, 62.62%, 65.26% and 64.31% respectively of the voting securities of the Income Fund, Oceana Fund, U.S. Fund, Opportunity Fund, Unconstrained Income Fund and Defensive Alpha Fund.

NOTE 10. FUND REORGANIZATION

The Board, after careful consideration, approved the reorganization of the Toews Tactical Growth Allocation Fund (“Growth Allocation Fund”), into the U.S. Fund. The plan of reorganization provided for the transfer of all of the assets to, and the assumption of the liabilities of the Growth Allocation Fund by the U.S. Fund. The following table illustrates the specifics of the reorganization that occurred on October 16, 2020:

U.S. Fund
		Shares Issued to		Combined
Growth Allocation Fund		Shareholders of		(Post Merger)	Tax Status
Net Assets		Growth Allocation Fund	Pre Merger	Net Assets	of Transfer
$20,684,803	(1)	1,361,797	$127,156,025	$147,840,828	Non-taxable

(1)	Includes unrealized depreciation in the amount of $(28,995).

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2021

NOTE 11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Toews Tactical Income Fund, Toews Hedged Oceana Fund, Toews Hedged U.S. Fund, Toews Hedged U.S. Opportunity Fund, Toews Unconstrained Income Fund and Toews Tactical Defensive Alpha Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Toews Tactical Income Fund, Toews Hedged Oceana Fund (formerly, Toews Tactical Oceana Fund), Toews Hedged U.S. Fund (formerly, Toews Tactical Monument Fund), Toews Hedged U.S. Opportunity Fund (formerly, Toews Tactical Opportunity Fund), Toews Unconstrained Income Fund and Toews Tactical Defensive Alpha Fund (collectively, the Funds), each a separate series of the Northern Lights Fund Trust, including the schedules of investments, as of April 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2021, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2021, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor to one or more of the Toews Funds since 2013.

Denver, Colorado

June 29, 2021

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2021

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

4/30/21 – NLFT_v1

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2021

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant LLC (2004 2013)	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016).	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 - 2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of April 30, 2021, the Trust was comprised of 68 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-558-6397.

4/30/21 – NLFT_v1

Toews Funds
Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on November 1, 2020 and held April 30, 2021.

Actual Expenses: The columns on the left of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The columns on the right of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)
							Fund’s
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
	11/1/20	4/30/21	Period*	11/1/20	4/30/21	Period*	Ratio

Tactical Income Fund	$1,000.00	$1,036.10	$6.01	$1,000.00	$1,018.89	$5.96	1.19%
Oceana Fund	$1,000.00	$1,117.10	$6.61	$1,000.00	$1,018.55	$6.31	1.26%
U.S. Fund	$1,000.00	$1,130.00	$6.55	$1,000.00	$1,018.65	$6.21	1.24%
Opportunity Fund	$1,000.00	$1,319.00	$7.19	$1,000.00	$1,018.60	$6.26	1.25%
Unconstrained Income Fund	$1,000.00	$1,017.10	$6.25	$1,000.00	$1,018.60	$6.26	1.25%
Defensive Alpha Fund	$1,000.00	$1,289.10	$7.09	$1,000.00	$1,018.60	$6.26	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period ended April 30, 2021).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER
Toews Corporation
1750 Zion Road
Suite 201
Northfield, NJ 08225

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

TOEWS-AR21

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Gersten and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 - $92,500

2020 - $103,000

(b)	Audit-Related Fees

2020 – None

2019 – None

(c)	Tax Fees

2021 – $23,800

2020 – $23,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2020 - None

2019 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2021	2020
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 - $23,800

2020 - $23,800

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 7/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 7/7/21

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/7/21